Note 13 - Earnings Per Share (Detail) - Earnings Per Share Calculation (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Numerator
Net income attributable to common shareholders, basic (in Dollars)	$ 21,199,409	$ 4,104,000
Denominator
Basic and Diluted Weighted average shares - outstanding	20,552,568	21,029,322
Basic and Diluted earnings per share (in Dollars per share)	$ 1.03	$ 0.20